Retirement Plans and Other Retiree Benefits - Fair Values of Pension Plan Assets by Asset Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 326,458	$ 339,525
Short Duration Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	91,897	63,544
U.S. Large-Cap [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	87,383	89,593
U.S. Small/Mid-Cap [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	22,121	25,133
World Equity Ex-US [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	51,720	52,432
High Yield Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	13,638	14,133
Emerging Market Fixed income (Non-US) [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	4,463	10,041
Core Fixed Income [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets		32,502
Hedge Fund [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	15,913	17,719
Core Property Fund [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	39,176	34,236
Money Market Funds [Member] | Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets		14
Income Earned but not yet Received [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 147	$ 178